Quarterly Financial Data (Schedule of Quarterly Financial Information) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Quarterly Financial Data [Abstract]
Net revenues	$ 19,742	$ 19,592	$ 20,037	$ 18,022	$ 18,876	$ 20,706	$ 20,234	$ 16,530	$ 77,393	[1]	$ 76,346	[1]	$ 67,713	[1]
Gross profit	5,208	5,336	5,454	5,006	4,979	5,515	5,429	4,496	21,004		20,419		17,495
Net earnings attributable to PMI	$ 2,095	$ 2,227	$ 2,317	$ 2,161	$ 1,886	$ 2,377	$ 2,409	$ 1,919	$ 8,800		$ 8,591		$ 7,259
Per share data:
Basic EPS	$ 1.25	$ 1.32	$ 1.36	$ 1.25	$ 1.08	$ 1.35	$ 1.35	$ 1.06	$ 5.17		$ 4.85		$ 3.93
Diluted EPS	$ 1.25	$ 1.32	$ 1.36	$ 1.25	$ 1.08	$ 1.35	$ 1.35	$ 1.06	$ 5.17		$ 4.85		$ 3.92
Dividends declared (in dollars per share)	$ 0.85	$ 0.85	$ 0.77	$ 0.77	$ 0.77	$ 0.77	$ 0.64	$ 0.64	$ 3.24		$ 2.82		$ 2.44
Market price:
High (in dollars per share)	$ 94.13	$ 93.60	$ 91.05	$ 88.86	$ 79.42	$ 72.74	$ 71.75	$ 65.92
Low (in dollars per share)	$ 82.10	$ 86.11	$ 81.10	$ 72.85	$ 60.45	$ 62.32	$ 64.49	$ 55.85

[1]	Total net revenues attributable to customers located in Germany, PMI’s largest market in terms of net revenues, were $7.7 billion, $8.1 billion and $7.5 billion for the years ended December 31, 2012, 2011 and 2010, respectively.